Operating Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012 Vessel	Dec. 31, 2011	Dec. 31, 2012 2013 [Member] Five time-charter [Member]	Dec. 31, 2012 2014 [Member] Five time-charter [Member]	Dec. 31, 2012 2015 [Member] Two time-charter [Member]	Dec. 31, 2012 2016 [Member] Two time-charter [Member]
Component of Operating Other Cost and Expense [Line Items]
Minimum commitment to be incurred by Company	$ 6.4
Minimum commitment to be incurred by Company 2014	0.1
Number of vessels operating under fixed-rate time charter contracts	14
Lease expiration year			Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2016
Minimum scheduled future revenues to be received by Company	165.2
Minimum scheduled future revenues to be received by Company in current year	78.6
Minimum scheduled future revenues to be received by Company in second year	58.9
Minimum scheduled future revenues to be received by Company in third year	21.1
Minimum scheduled future revenues to be received by Company in fourth year	6.6
Carrying amount of vessels employed on operating leases	$ 455.9	$ 799.3